Contract costs (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of Contract Costs
The table below provides a reconciliation of the contract costs balance.

For the year ended December 31	2024	2023
Opening balance, January 1	1,412	1,143
Incremental costs of obtaining a contract and contract fulfillment costs	969	892
Amortization included in operating costs	(791)	(623)
Ending balance, December 31	1,590	1,412